UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-516-1645

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

ClearShares OCIO ETF
--------------------------------------------------------------------------------------------------------------------------
 SPDR SERIES TRUST                                                                           Agenda Number:  935696572
--------------------------------------------------------------------------------------------------------------------------
        Security:  78464A508
    Meeting Type:  Special
    Meeting Date:  20-Oct-2022
          Ticker:  SPYV
            ISIN:  US78464A5083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Clare S. Richer                                           Mgmt          For                            For
       Sandra G. Sponem                                          Mgmt          For                            For
       Kristi L. Rowsell                                         Mgmt          For                            For
       Gunjan Chauhan                                            Mgmt          For                            For
       Carolyn M. Clancy                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SPDR SERIES TRUST                                                                           Agenda Number:  935696572
--------------------------------------------------------------------------------------------------------------------------
        Security:  78464A805
    Meeting Type:  Special
    Meeting Date:  20-Oct-2022
          Ticker:  SPTM
            ISIN:  US78464A8053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Clare S. Richer                                           Mgmt          For                            For
       Sandra G. Sponem                                          Mgmt          For                            For
       Kristi L. Rowsell                                         Mgmt          For                            For
       Gunjan Chauhan                                            Mgmt          For                            For
       Carolyn M. Clancy                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SPDR SERIES TRUST                                                                           Agenda Number:  935696572
--------------------------------------------------------------------------------------------------------------------------
        Security:  78468R663
    Meeting Type:  Special
    Meeting Date:  20-Oct-2022
          Ticker:  BIL
            ISIN:  US78468R6633
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Clare S. Richer                                           Mgmt          For                            For
       Sandra G. Sponem                                          Mgmt          For                            For
       Kristi L. Rowsell                                         Mgmt          For                            For
       Gunjan Chauhan                                            Mgmt          For                            For
       Carolyn M. Clancy                                         Mgmt          For                            For



ClearShares Piton Intermediate Fixed Income ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


ClearShares Ultra-Short Maturity ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Kristina Nelson
Name                 Kristina Nelson
Title                President
Date                 8/30/2023